FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2023
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate, for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs when available.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, the partnership looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates and price and rate volatility, as applicable.
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2023:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,022	$3,022
Accounts and other receivable, net (current and non-current)	—	—	7,188	7,188
Other assets (current and non-current) (1)	—	—	548	548
Financial assets (current and non-current) (2)	906	5,646	6,877	13,429
Total	$906	$5,646	$17,635	$24,187
Financial liabilities
Accounts payable and other (current and non-current) (2) (3)	$778	$347	$11,596	$12,721
Borrowings (current and non-current)	—	—	46,898	46,898
Total	$778	$347	$58,494	$59,619
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(1)Excludes prepayments, assets held for sale and other non-financial assets of $2,770 million.
(2)FVOCI includes $534 million of derivative assets and $347 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4 (a) below.
(3)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $8,242 million.
Included in cash and cash equivalents as at June 30, 2023 was $2,113 million of cash (December 31, 2022: $2,229 million) and $909 million of cash equivalents (December 31, 2022: $641 million).
Included in financial assets (current and non-current) as at June 30, 2023 was $874 million (December 31, 2022: $1,136 million) of equity instruments and $4,238 million (December 31, 2022: $4,031 million) of debt instruments designated as measured at fair value through other comprehensive income.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2022:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,870	$2,870
Accounts and other receivable, net (current and non-current)	—	—	7,278	7,278
Other assets (current and non-current) (1)	—	—	469	469
Financial assets (current and non-current) (2)	960	5,585	6,363	12,908
Total	$960	$5,585	$16,980	$23,525
Financial liabilities
Accounts payable and other (2)(3)	$818	$223	$11,700	$12,741
Borrowings (current and non-current)	—	—	46,693	46,693
Total	$818	$223	$58,393	$59,434
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(1)Excludes prepayments, assets held for sale and other non-financial assets of $1,904 million.
(2)FVOCI includes $418 million of derivative assets and $223 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)Includes derivative liabilities and excludes provisions, decommissioning liabilities, deferred revenues, insurance liabilities, work in progress, post-employment benefits, liabilities associated with assets held for sale and various taxes and duties of $7,689 million.
(a)Hedging activities
Derivative instruments not designated in a hedging relationship are classified as FVTPL, with changes in fair value recognized in the unaudited interim condensed consolidated statements of operating results.
Net investment hedges
The partnership uses foreign exchange derivative contracts and foreign currency denominated debt instruments to manage foreign currency exposures arising from net investments in foreign operations. For the three and six months ended June 30, 2023, a pre-tax net loss of $81 million and $154 million, respectively (June 30, 2022: net gain of $332 million and $233 million, respectively) was recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at June 30, 2023, there was a derivative asset balance of $29 million (December 31, 2022: $29 million) and a derivative liability balance of $229 million (December 31, 2022: $101 million) relating to derivative contracts designated as net investment hedges.
Cash flow hedges
The partnership uses commodity swap contracts to hedge the sale price of natural gas contracts, purchase price of oil, lead, polypropylene, and tin, foreign exchange contracts and option contracts to hedge highly probable future transactions, and interest rate contracts to hedge the cash flows on its floating rate borrowings. A number of these contracts are designated as cash flow hedges. For the three and six months ended June 30, 2023, a pre-tax net gain of $160 million and $102 million, respectively (June 30, 2022: net gain of $14 million and $135 million, respectively) was recorded in other comprehensive income for the effective portion of cash flow hedges. As at June 30, 2023, there was a derivative asset balance of $505 million (December 31, 2022: $389 million) and derivative liability balance of $118 million (December 31, 2022: $122 million) relating to the derivative contracts designated as cash flow hedges.
(b)Fair value hierarchical levels – financial instruments
Level 3 assets and liabilities measured at fair value on a recurring basis include $658 million (December 31, 2022: $692 million) of financial assets and $523 million (December 31, 2022: $589 million) of financial liabilities, which are measured at fair value using valuation inputs based on management’s best estimates.
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2023 and December 31, 2022:

	June 30, 2023			December 31, 2022
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$502	$—	$—	$736	$—	$—
Corporate and government bonds	49	3,520	—	91	3,266	—
Derivative assets	3	756	—	12	628	—
Other financial assets (1)	365	699	658	429	691	692
	$919	$4,975	$658	$1,268	$4,585	$692
Financial liabilities
Derivative liabilities	$4	$598	$10	$7	$445	$17
Other financial liabilities (2)	—	—	513	—	—	572
	$4	$598	$523	$7	$445	$589
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(1)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset-backed securities and Level 3 financial assets are primarily secured debentures and non-listed debt instruments.
(2)Includes $483 million (December 31, 2022: $544 million) of contingent consideration payable between 2023 and 2024 in relation to the acquisition of subsidiaries. Refer to Note 3 for further information.
There were no transfers between levels during the six months ended June 30, 2023.
The following table presents the change in the balance of financial assets classified as Level 3 for the six-month period ended June 30, 2023 and the twelve-month period ended December 31, 2022:

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Balance at beginning of period	$692	$297
Fair value change recorded in net income	33	(9)
Fair value change recorded in other comprehensive income	(5)	(5)
Additions	—	523
Dispositions	(65)	(111)
Foreign currency translation and other	3	(3)
Balance at end of period	$658	$692
The following table presents the change in the balance of financial liabilities classified as Level 3 for the six-month period ended June 30, 2023 and the twelve-month period ended December 31, 2022:

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Balance at beginning of period	$589	$498
Fair value change recorded in net income	(53)	12
Fair value change recorded in other comprehensive income	(1)	—
Additions	21	408
Dispositions/settlements	(49)	(356)
Foreign currency translation and other	16	27
Balance at end of period	$523	$589